Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 498,165	$ 488,511
Restricted cash, current (Notes 9 and 14)	65,502	11,808
Trade accounts receivable, net	97,192	83,587
Inventories (Note 5)	75,014	51,477
Due from managers	0	52
Due from related parties (Note 3)	$ 0	$ 79
Accounts Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other receivables	$ 11,516	$ 12,694
Derivatives, current asset portion (Note 14)	0	617
Other current assets (including $1,517 and $1,470 of investment in debt security as of December 31, 2025 and June 30, 2026 respectively, Note 14)	49,540	34,520
Vessel held for sale (Note 6)	10,950	0
Total Current Assets	807,879	683,345
FIXED ASSETS
Advances for vessels under construction (Note 6)	62,929	87,277
Vessels and other fixed assets, net (Note 6)	2,838,550	2,874,947
Total Fixed Assets	2,901,479	2,962,224
OTHER NON-CURRENT ASSETS
Long-term investment (Note 4)	452	826
Restricted cash, non-current (Note 9)	1,615	1,615
Operating leases, right-of-use assets (Note 7)	142,424	157,058
Other non-current assets	314	317
TOTAL ASSETS	3,854,163	3,805,385
CURRENT LIABILITIES
Current portion of long-term bank loans & revolving facilities (Note 9)	230,850	226,137
Lease financing short term (Note 8)	2,731	2,731
Accounts payable	59,700	49,456
Due to managers	13,130	12,151
Due to related parties (Note 3)	$ 1,792	$ 3,557
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 56,011	$ 38,660
Operating lease liabilities, current (Note 7)	28,416	28,624
Derivatives, current liability portion (Note 14)	854	0
Deferred revenue	26,494	20,361
Other current liabilities	2,000	2,000
Total Current Liabilities	421,978	383,677
NON-CURRENT LIABILITIES
Long-term bank loans & revolving facilities, net of current portion and unamortized loan issuance costs of $5,321 and $4,717 as of December 31, 2025 and June 30, 2026, respectively (Note 9)	794,519	833,533
Lease financing long term, net of unamortized lease issuance costs of $17 and $nil, as of December 31, 2025 and June 30, 2026, respectively (Note 8)	8,478	9,827
Operating lease liabilities, non-current (Note 7)	114,008	128,434
Other non-current liabilities	700	651
TOTAL LIABILITIES	1,339,683	1,356,122
SHAREHOLDERS' EQUITY
Preferred Shares; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2025 and June 30, 2026, respectively (Note 10)	0	0
Common Shares, $0.01 par value, 300,000,000 shares authorized; 113,424,507 shares issued and outstanding as of December 31, 2025; 111,985,280 shares issued and 111,671,386 shares (net of treasury shares) outstanding as of June 30, 2026 (Note 10)	1,120	1,134
Additional paid in capital (Note 10)	2,971,616	3,003,587
Treasury shares (nil shares as of December 31, 2025 and 313,894 shares as of June 30, 2026) (Note 9)	(8,439)	0
Accumulated other comprehensive income	61	321
Accumulated deficit	(449,878)	(555,779)
Total Shareholders' Equity	2,514,480	2,449,263
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,854,163	$ 3,805,385